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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----------------

      This Amendment (Check only one.):  [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sankaty Advisors, LLC*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number:   28-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* Sankaty Advisors, LLC serves as an advisor to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan S. Lavine
Title:    Manager
Phone:    (617) 516-2000


Signature, Place, and Date of Signing:


    /s/ Jonathan S. Lavine           Boston, MA          2/14/11
  --------------------------       --------------       ---------
          [Signature]              [City, State]          [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0


Form 13F Information Table Entry Total:             23


Form 13F Information Table Value Total:        715,912
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.        Form 13F File Number      Name


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                                           SANKATY ADVISORS, LLC
                                 Form 13F Information Table as of 12/31/10


NAME OF ISSUER                TITLE OF CLASS    CUSIP   SHARES     VALUE    INVESTMENT OTHER MANAGERS   VOTING AUTHORITY
                                                                  (x$1000)  DISCRETION                 Sole  Shared None
---------------------------- ---------------- --------- --------- -------- ----------- -------------- ------ ------ ------
AEROFLEX HLDG CORP               COM ADDED    007767106 2,813,686   46,144   (OTHER)                                (none)
AIRCASTLE LTD                       COM       G0129K104 3,029,002   31,653   (OTHER)                                (none)
ALERE INC                        COM ADDED    01449J105 2,068,515   75,708   (OTHER)                                (none)
CASELLA WASTE SYS INC              CL A       147448104   748,238    5,305   (OTHER)                                (none)
CORE MARK HOLDING CO INC            COM       218681104    40,129    1,428   (OTHER)                                (none)
DANA HLDG CORP                      COM       235825205 1,737,491   29,902   (OTHER)                                (none)
DDI CORP                      COM 0.0001 NEW  233162502   360,669    4,241   (OTHER)                                (none)
GENERAL MTRS CO                  COM ADDED    37045V100 1,575,000   58,055   (OTHER)                                (none)
JARDEN CORP                         COM       471109108 1,529,661   47,221   (OTHER)                                (none)
KKR & CO L P DEL             COM UNITS ADDED  48248M102 1,510,007   21,442   (OTHER)                                (none)
LYONDELLBASELL INDUSTRIES N   SHS - A - ADDED N53745100 3,201,300  110,125   (OTHER)                                (none)
NRG ENERGY INC                    COM NEW     629377508 2,463,140   48,130   (OTHER)                                (none)
PAETEC HOLDING CORP                 COM       695459107 7,801,908   29,179   (OTHER)                                (none)
RELIANCE STEEL & ALUMINUM CO        COM       759509102   961,963   49,224   (OTHER)                                (none)
ROADRUNNER TRNSN SVCS HLDG I        COM       76973Q105   382,463    5,530   (OTHER)                                (none)
SAVVIS INC                        COM NEW     805423308    32,342      825   (OTHER)                                (none)
SEMGROUP CORP                   CL A ADDED    81663A105   218,293    5,931   (OTHER)                                (none)
SPIRIT AEROSYSTEMS HLDGS INC     COM CL A     848574109 3,079,715   64,089   (OTHER)                                (none)
SUPERMEDIA INC                      COM       868447103    64,503      562   (OTHER)                                (none)
SUPERMEDIA INC                      COM       868447103    28,563      249    (Sole)                  (sole)
TOWN SPORTS INTL HLDGS INC          COM       89214A102 2,135,231    8,669   (OTHER)                                (none)
VERINT SYS INC                   COM ADDED    92343X100 1,999,505   63,384   (OTHER)                                (none)
WASHINGTON POST CO                 CL B       939640108    20,230    8,916   (OTHER)                                (none)